Share Repurchase Program - Additional Information (Detail) ¥ in Thousands, shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2022 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares
Equity, Class of Treasury Stock [Line Items]
Share repurchased cash consideration | ¥		¥ 42,330
Common Class A [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, period in force	36 months
Common Class A [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase plan, authorized amount	$ 20.0
American Depositary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchased under repurchase plan | shares		1.2	1.2
Share repurchased cash consideration			$ 5.9